UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13 F COVER PAGE

Report for the Calendar Year or Quarter Ended:  9/30/2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):  	[ ] is a restatement.
	 				[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	        	Holt-Smith Advisors
Address:		5201 East Terrace Drive
	        	Suite 380
	        	Madison, WI 53718
13F File Number:	28-7510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.





Person Signing This Report on Behalf of Reporting Manager:
Name:			Eva Solcova Smith
Title:			Chief Compliance Officer
Phone:			608-249-4488
Signature, Place, and Date of Signing:
Eva Solcova Smith	Madison, WI	11/14/2012

Report Type: (Check only one.):
[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	87

Form 13F Information Table Value Total:	63,729

List of Other Included Managers:	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC                          COM              001055102      442     9240 SH       SOLE                     7825              1415
Agilent Technologies           COM              00846u101      303     7876 SH       SOLE                     5690              2186
Air Products & Chemicals       COM              009158106      345     4177 SH       SOLE                     3588               589
Allstate                       COM              020002101      439    11074 SH       SOLE                     9384              1690
American Express               COM              025816109      960    16885 SH       SOLE                    11580              5305
Apache Corp                    COM              037411105      267     3090 SH       SOLE                     2629               461
Apple Computer                 COM              037833100     2558     3835 SH       SOLE                     2589              1246
Aruba Networks                 COM              043176106      454    20209 SH       SOLE                    15236              4973
BE Aerospace                   COM              073302101      356     8457 SH       SOLE                     6325              2132
BHP Billiton LTD               COM              088606108      687    10019 SH       SOLE                     6541              3478
Baraboo Bancorp                COM              067021105       45    18950 SH       SOLE                                      18950
Calgon Carbon Corp             COM              129603106      279    19527 SH       SOLE                    14249              5278
Cameron International          COM              13342B105      320     5705 SH       SOLE                     4306              1399
Celgene Corp                   COM              151020104     1155    15123 SH       SOLE                    10543              4580
CenturyLink                    COM              156700106      382     9467 SH       SOLE                     7782              1685
Cerner Corp                    COM              156782104      393     5075 SH       SOLE                     3969              1106
Cliffs Natural Resources       COM              18683K101      249     6368 SH       SOLE                     4824              1544
Coach Inc                      COM              189754104      664    11850 SH       SOLE                     7945              3905
Coca-Cola Co                   COM              191216100      916    24162 SH       SOLE                    16376              7786
Cognizant Corp                 COM              192446102      702    10047 SH       SOLE                     6832              3215
Cummins Inc                    COM              231021106      851     9225 SH       SOLE                     6108              3117
Cypress Semiconductor          COM              232806109      172    16074 SH       SOLE                    12100              3974
Deckers Outdoor                COM              243537107      257     7005 SH       SOLE                     5090              1915
Dicks's Sporting Goods         COM              253393102      418     8053 SH       SOLE                     5908              2145
DirecTV                        COM              25490A309     1033    19707 SH       SOLE                    13410              6297
Dollar Tree Stores             COM              256746108      910    18847 SH       SOLE                    12469              6378
Dunkin's Brand Group           COM              265504100      329    11255 SH       SOLE                     8635              2620
EMC Corp                       COM              268648102     1037    38012 SH       SOLE                    25221             12791
Eaton                          COM              278058102      420     8875 SH       SOLE                     7275              1600
Ecolab                         COM              278865100      542     8369 SH       SOLE                     5525              2844
Evercore Partners              COM              29977A105      305    11283 SH       SOLE                     8561              2722
Express Scripts                COM              30219G108     1187    18948 SH       SOLE                    12964              5984
Exxon Mobil                    COM              30231G102      438     4793 SH       SOLE                     4099               694
Fastenal Co                    COM              311900104      879    20441 SH       SOLE                    13532              6909
FirstEnergy Corp               COM              337932107      367     8327 SH       SOLE                     7167              1160
Fluor Corporation              COM              343412102      257     4570 SH       SOLE                     3542              1028
Freeport McMoRan Copper & Gold COM              35671D857      293     7400 SH       SOLE                     6380              1020
Fusion-io                      COM              36112J107      260     8580 SH       SOLE                     6482              2098
GNC Holdings                   COM              36191G107      381     9770 SH       SOLE                     7415              2355
General Dynamics               COM              369550108      330     4988 SH       SOLE                     4098               890
General Electric               COM              369604103      441    19403 SH       SOLE                    16042              3361
Google                         COM              38259P508     1525     2021 SH       SOLE                     1391               630
HMS Holdings                   COM              40425J101      386    11564 SH       SOLE                     8884              2680
IDEX Corp                      COM              45167R104      324     7754 SH       SOLE                     5702              2052
Informatica Corp               COM              45666Q102      236     6784 SH       SOLE                     5093              1691
Intel Corp                     COM              458140100      371    16373 SH       SOLE                    14163              2210
Intercontinental Exchange      COM              45865v100      226     1696 SH       SOLE                     1287               409
Invesco Ltd.                   COM              G491BT108      390    15615 SH       SOLE                    13425              2190
J.P. Morgan Chase & Co         COM              46625H100      381     9415 SH       SOLE                     8212              1203
Johnson & Johnson              COM              478160104      346     5025 SH       SOLE                     4264               761
Las Vegas Sands                COM              517834107      946    20392 SH       SOLE                    13647              6745
Microchip Technology           COM              595017104      942    28786 SH       SOLE                    19785              9001
Micron Technology              COM              595112103      196    32733 SH       SOLE                    24551              8182
Microsoft                      COM              594918104     1061    35655 SH       SOLE                    24595             11060
Molson Coors Brewing           COM              60871R209      307     6822 SH       SOLE                     5947               875
Monster Beverage Corp          COM              611740101      376     6957 SH       SOLE                     5313              1644
NYSE Euronext                  COM              629491101      276    11188 SH       SOLE                     9368              1820
Nat'l Oilwell Varco            COM              637071101      890    11115 SH       SOLE                     7580              3535
O'Reilly Automotive            COM              67103H107      306     3661 SH       SOLE                     2761               900
Occidental Petroleum           COM              674599105      793     9216 SH       SOLE                     6191              3025
Pfizer Inc                     COM              717081103      427    17186 SH       SOLE                    14011              3175
Philip Morris Intl             COM              718172109      418     4643 SH       SOLE                     3912               731
Phillips 66 Company            COM              718546104      439     9466 SH       SOLE                     7759              1707
Potash Corp                    COM              73755L107      786    18101 SH       SOLE                    12301              5800
Precision Castparts            COM              740189105      344     2105 SH       SOLE                     1590               515
Qualcomm                       COM              747525103     1448    23180 SH       SOLE                    15669              7511
Regal Beloit Corporation       COM              758750103      253     3588 SH       SOLE                     2719               869
Riverbed Technology            COM              768573107      257    11053 SH       SOLE                     8375              2678
Sapient                        COM              803062108      280    26266 SH       SOLE                    19890              6376
Schlumberger                   COM              806857108      966    13360 SH       SOLE                     9043              4317
St. Jude Medical               COM              790849103      392     9315 SH       SOLE                     7465              1850
Starbucks Corp                 COM              855244109      715    14105 SH       SOLE                     9440              4665
Starwood Hotels & Resorts      COM              85590a401      309     5338 SH       SOLE                     3913              1425
Target Corp                    COM              87612E106      450     7090 SH       SOLE                     5675              1415
Teva Pharmaceuticals           COM              881624209      748    18056 SH       SOLE                    12047              6009
Travelers Companies            COM              89417E109      431     6310 SH       SOLE                     5430               880
United Rentals                 COM              911363109      270     8264 SH       SOLE                     6030              2234
V.F. Corp                      COM              918204108      599     3760 SH       SOLE                     3238               522
Weatherford Intl Inc           COM              H27013103      274    21587 SH       SOLE                    16353              5234
Wells Fargo                    COM              949746101      429    12438 SH       SOLE                    10373              2065
iShares FTSE NAREIT Real Estat COM              464288521     2220    56096 SH       SOLE                    51726              4370
iShares Russell 1000 Growth (I COM              464287614     6656    99796 SH       SOLE                    93076              6720
iShares Russell 1000 Index (IW COM              464287622      238     2995 SH       SOLE                     2995
iShares Russell 1000 Value (IW COM              464287598     5885    81530 SH       SOLE                    77210              4320
iShares Russell 2000 Growth (I COM              464287648     2027    21198 SH       SOLE                    20233               965
iShares Russell MidCap Growth  COM              464287481     2878    46313 SH       SOLE                    43785              2528
iShares S&P 500 Value          COM              464287408      284     4320 SH       SOLE                     3145              1175